8500 Andrew Carnegie Boulevard Charlotte, NC 28262	F. Scott Thomas Senior Director and Associate General Counsel Production & Distribution Law (704) 988-3687 (tele) sthomas@tiaa.org

April 27, 2022

VIA EDGAR
Division of Corporation Finance
Office of Real Estate & Construction
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644
Mail Stop 3233
Attention: Joseph Ambrogi

Re:    TIAA Real Estate Account Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 (as amended, the “Registration Statement”) (File No. 333-263515)

Ladies and Gentlemen:

On behalf of the TIAA Real Estate Account (the “Account”), we have attached for filing Pre-Effective Amendment No. 1 to the above-captioned Registration Statement (“Amendment No. 1”), including exhibits. The primary purpose of Amendment No. 1 is to update certain disclosure in the Account’s prospectus, including financial and performance information

Amendment No. 1 is being filed pursuant to Rule 429 under the Securities Act of 1933 (“1933 Act”). The undersigned hereby represents that Amendment No. 1 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 429.

Under request for acceleration of effectiveness letters dated the same date hereof and filed separately by the Account and its distributor pursuant to Rule 461 under the 1933 Act, we respectfully request that the effectiveness date of the Registration Statement be accelerated as soon as reasonably practicable to, and be declared effective by, 9:00 a.m. EDT on Friday, April 29, 2022.

If you have any question regarding this filing, please do not hesitate to call me at (704) 988-3687.

                    Sincerely,

/s/ F. Scott Thomas

F. Scott Thomas, Esq.
Senior Director and Associate General Counsel